Shareholder Report, Average Annual Return (Details) 194038_Innovator Hedged Nasdaq-100 ETF_TF_TSR Annual {TF}	12 Months Ended	14 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Hedged Nasdaq-100® ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Hedged Nasdaq-100 ETF NAV
Average Annual Return, Percent	17.82%	16.01%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	25.99%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	25.09%